Additional disclosure requirements - Schedule of preference shares and preferred securities (Details) - Financial liabilities at amortized cost - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Subordinated
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 8,488	€ 9,283
Preference shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	207	202
Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 8,281	€ 9,081